TRADE AND OTHER RECEIVABLES, NET - Aging (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
Aging of trade receivable:
Trade and other current receivables	$ 365,766	$ 340,201
Unbilled revenue	124,389	103,986
Credit risk
Aging of trade receivable:
Trade and other current receivables	119,314	94,536
Unbilled revenue	115,200	87,100
Credit risk | Current
Aging of trade receivable:
Trade and other current receivables	74,406	58,737
Credit risk | 1-30 days
Aging of trade receivable:
Trade and other current receivables	28,141	19,415
Credit risk | 31-60 days
Aging of trade receivable:
Trade and other current receivables	5,098	3,794
Credit risk | 61-90 days
Aging of trade receivable:
Trade and other current receivables	2,245	2,144
Credit risk | Over 90 days
Aging of trade receivable:
Trade and other current receivables	$ 9,424	$ 10,446